Joint operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Joint Operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:
Principal place

of business Ownership 2022 2021
Total assets
McArthur River Canada 69.81% $ 998,368 $ 1,010,956
Key Lake Canada 83.33% 527,841 549,051
Cigar Lake (a) Canada 54.55% 1,219,036 1,294,333
$ 2,745,245 $ 2,854,340
Total liabilities
McArthur River 69.81% $ 37,881 $ 36,697
Key Lake 83.33% 240,487 267,579
Cigar Lake (a) 54.55% 50,362 45,503
$ 328,730 $ 349,779
(a) Cameco’s ownership stake in the Cigar Lake uranium mine in northern Saskatchewan was previously 50.025%. On May
19, 2022, Cameco and Orano completed the acquisition of Idemitsu’s 7.875 % participating interest in the CLJV by acquiring their pro rata shares through an asset purchase (note 6).